EMPLOYEE BENEFIT PLAN AND EQUITY INCENTIVE PLAN	12 Months Ended
Dec. 31, 2021
Retirement Benefits [Abstract]
EMPLOYEE BENEFIT PLAN AND EQUITY INCENTIVE PLAN

NOTE 28 — EMPLOYEE BENEFIT PLAN AND EQUITY INCENTIVE PLAN

The Company and its wholly owned subsidiaries have 401(K) profit sharing plan that covers substantially all of its employees. The Company’s 401(K) plan matches up to 4% of the employee’s contribution. The plans match dollar for dollar the first 3% of the employee’s contribution and then 50% of contributions up to 5%. There are certain limitations for highly compensated employees. The Company’s contributions to these plans for the years ended December 31, 2021 and 2020, were approximately $424,423 and $320,389, respectively.

On January 13, 2022, the Compensation Committee of the Board approved the issuance of 36,240 Restricted Stock Units (“RSU”) to the employees of Dolphin pursuant to the 2017 Equity Incentive Plan (“Equity Plan”). Each employee employed by the Company as of January 13, 2022, received between 96 and 296 RSU’s. The RSU’s vest quarterly over a year for employees that remain employed by the Company. Upon vesting the employee receives shares of the Company’s common stock equal to the number of RSU’s that vested.